Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income:
Loans, including fees	$ 699,871	$ 681,280	$ 620,048
Investment securities:
Taxable	164,572	153,486	132,151
Tax-exempt	5,955	6,146	6,259
Other interest income	15,876	25,070	41,704
Total interest income	886,274	865,982	800,162
Interest expense:
Savings deposits	82,920	81,912	60,337
Time deposits	102,916	96,968	53,158
Securities sold under repurchase agreements	18,964	22,340	14,760
Other borrowings	2,330	281	283
Junior subordinated deferrable interest debentures	6,722	7,762	8,123
Total interest expense	213,852	209,263	136,661
Net interest income	672,422	656,719	663,501
Credit loss expense	15,092	31,802	34,576
Net interest income after provision for credit losses	657,330	624,917	628,925
Non-interest income:
Investment securities transactions, net	(1)	(1)	(3)
Other investments income, net	6,910	13,133	9,601
Other income	19,080	21,042	18,941
Total non-interest income	169,750	176,922	169,941
Non-interest expense:
Employee compensation and benefits	153,342	145,944	134,441
Occupancy	29,705	27,012	25,832
Depreciation of bank premises and equipment	23,349	22,524	21,944
Professional fees	13,577	15,726	14,000
Deposit insurance assessments	7,151	6,865	6,285
Net operations, other real estate owned	2,389	1,298	(3,983)
Advertising	5,311	6,289	5,010
Software and software maintenance	22,614	21,093	20,046
Other	49,280	46,368	51,779
Total non-interest expense	306,718	293,119	275,354
Income before income taxes	520,362	508,720	523,512
Provision for income taxes	108,069	99,553	111,744
Net income	$ 412,293	$ 409,167	$ 411,768
Basic earnings per common share:
Weighted average number of shares outstanding (in shares)	62,171,914	62,180,448	62,082,827
Net income per common share (in dollars per share)	$ 6.63	$ 6.58	$ 6.63
Fully diluted earnings per common share:
Weighted average number of shares outstanding (in shares)	62,256,907	62,298,278	62,221,601
Net income per common share (in dollars per share)	$ 6.62	$ 6.57	$ 6.62
Service charges on deposit accounts
Non-interest income:
Service charges on deposit accounts	$ 74,316	$ 73,714	$ 73,933
Other service charges, commissions and fees, Banking
Non-interest income:
Service charges on deposit accounts	58,987	58,682	57,923
Other service charges, commissions and fees, Non-banking
Non-interest income:
Service charges on deposit accounts	$ 10,458	$ 10,352	$ 9,546